Reporting entity	12 Months Ended
Mar. 31, 2021
Disclosure of reporting entity [Abstract]
Disclosure of reporting entity [text block]
1.	Reporting entity

Sify Technologies Limited (‘Sify’ or ‘the Company’) is a Company domiciled in India. The address of the Company’s registered office is 2nd Floor, Tidel Park, 4, Rajiv Gandhi Salai, Taramani, Chennai – 600113, India. The Company and its subsidiaries Sify Technologies (Singapore) Pte. Limited, Sify Technologies North America Corporation, Sify Data and Managed Services Limited, Sify Infinit Spaces Limited, Sify Digital Services Limited and Print House (India) Private Limited (are together referred to as the ‘Group’ and individually as ‘Group entities’). The Group offers converged ICT solutions comprising Network-centric services, Data Center-centric IT services which includes Data Center services, Cloud and Managed services, Applications Integration services and Technology Integration services. During the year under review, the Company has transferred its Data Center business to its wholly owned subsidiary Sify Infinit Spaces Limited and IT services business (Cloud and Managed services, Applications Integration services and Technology Integration services) to its wholly owned subsidiary Sify Digital Services Limited respectively effective from April 01, 2020 vide Business Transfer Agreement dated January 28, 2021. The Company was incorporated on December 12, 1995 and its ADRs are listed on the NASDAQ Capital Market. The financial statements are for the Group consisting of Sify Technologies Limited (the 'Company') and its subsidiaries.